Goodwill and Intangible Assets (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions - Acquisition	$ 13,850,777	$ 872,545
Amortization	(789,225)	(268,475)
Impairment of goodwill and intangibles	(13,330,028)
Amount of changes in discount rate adjust impairment charge	5.5
Amount of revenues adjust impairment charge	5
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions - Acquisition	696,192	872,545
Amortization	(789,225)	(268,475)
Impairment of goodwill and intangibles	(175,443)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions - Acquisition	13,154,585	0
Amortization	0	$ 0
Impairment of goodwill and intangibles	$ (13,154,585)